Note 12 - Common Stock and Additional Paid-In Capital	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
12.              Common Stock and Additional Paid-In Capital:

Reverse Stock Split: On June 24, 2011, the Company effected a 1-for-10 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts in these consolidated financial statements have been adjusted to reflect this stock split. The par value of the Company's common shares remained unchanged at $0.01 per share.